Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies

16. Commitments and contingencies

Litigation matters

The Company is, from time to time, involved in legal proceedings of a nature considered normal to its business. Other than as noted below, the Company believes that none of the litigation in which it is currently involved or have been involved with during the year ended December 31, 2025, individually or in the aggregate, is material to its consolidated financial condition or results of operations.

Mt Ida (settled)

Vox Australia filed a writ and statement of claim in the Supreme Court of Western Australia against Aurenne MIT Pty Ltd (“Aurenne”) on November 8, 2024, in respect of the Mt Ida royalty asset. On May 28, 2025, Vox Australia discontinued its claim in the Supreme Court of Western Australia after reaching a settlement agreement with Aurenne, which included Vox obtaining a deed of assignment and assumption for the Aurenne royalty executed by Aurenne.

Red Hill (ongoing)

In June 2025, Vox Australia was served with a writ of summons and statement of claim in the Supreme Court of Western Australia pursuant to which Vox Australia has been named as a second defendant.

The plaintiff alleges, among other things, that the first defendant breached its obligations to the plaintiff in connection with the assignment of the Red Hill royalty to Vox Australia in September 2023 on the basis that the plaintiff had a right of first refusal. The plaintiff is seeking declaratory relief in respect of the assignment of the first defendant’s royalty to Vox Australia, or alternatively, damages. Vox Australia acquired the Red Hill royalty as part of a portfolio of nine royalties from the first defendant for a combination of A$6,750 in cash and non-cash consideration comprised of Vox providing ongoing royalty related services to the first defendant.

Each of the defendants deny that the purported right of first refusal applied in the circumstances. The Company is taking all appropriate steps to defend the action. The Company anticipates expenditures related to this matter to increase considerably in 2026 as the matter evolves, subject to achieving settlement. It is difficult to predict whether the matter will be resolved before or after a trial or the timing of such resolution or trial. If the matter proceeds to trial, a final binding decision may take a number of years to be delivered. As of December 31, 2025, the proceeding is ongoing.

Titan (ongoing)

SilverStream SEZC filed a writ and statement of claim in the Supreme Court of Western Australia against Titan Minerals Limited (“Titan”) on February 23, 2024, along with an amended writ and statement of claim on March 28, 2024, in respect of the Jaw, Phoebe, Cart and Colossus exploration projects. SilverStream is seeking to enforce its rights to be issued replacement royalties and/or damages in respect of Titan’s failure to maintain certain mining concessions in Peru in accordance with various royalty deeds entered into between Titan and SilverStream in 2021. On April 24, 2025, SilverStream assigned its interests in the royalties and legal proceeding to Vox Australia in order to permit SilverStream to complete the Restructuring Transaction. As of December 31, 2025, the proceeding is ongoing.

Commitments

The St Ives royalty is effectively a 1.04% GRR. The royalty is a 3.0% GRR, but the transaction also includes an obligation for Vox Australia to pay a 1.96% GRR royalty to a third party.

The Company is committed to minimum annual lease payments for its premises and certain consulting agreements, as follows:

2026
$
Leases	46
Consulting agreements	49

95

The Company is responsible for making certain milestone payments in connection with royalty acquisitions, which become payable on certain royalty revenue or cumulative production thresholds being achieved, as follows:

Royalty	$
Stockman(1)(2)	6,674
Limpopo(1)(3)	6,494
Dandoko(4)	2,500
Bullabulling(5)	667
Koolyanobbing(6)	334
El Molino(7)	450
Uley(1)(8)	147
Other(9)	91

17,357

(1)	The milestone payments may be settled in either cash or common shares of the Company, at the Company’s election.
(2)

Milestone payment due upon two consecutive quarters where royalty revenue from the royalty interest is paid in respect of a quarterly processing throughput rate of equal to greater than 150,000 tonnes.

(3)

Milestone payments include: (i) C$1,500 upon cumulative royalty receipts from Limpopo exceeding C$500; (ii) C$400 upon cumulative royalty receipts from Limpopo exceeding C$1,000; and (iii) C$7,000 upon cumulative royalty receipts from Limpopo exceeding C$50,000.

(4)	The milestone payments must be settled in cash. Milestone payments include: (i) $1,250 upon first royalty receipts; and (ii) $1,250 on receipt of payment of 500Koz production from the royalty area.
(5)

The milestone payments may be settled in cash or ½ cash and ½ common shares of the Company, at the Company’s election. Milestone payments include: (i) A$500 upon the operator receiving approval of a mining proposal from the West Australian Department of Mines, Industry Regulation and Safety; and (ii) A$500 upon the Company receiving first royalty revenue receipt from the Bullabulling project.

(6)	Milestone payment due upon achievement of cumulative 5Mdmt of ore processed.
(7)	Milestone payment due upon registration of the El Molino royalty rights on the applicable mining title in Peru and the satisfaction of other customary completion conditions.
(8)	Milestone payment due upon commencement of commercial production.
(9)	Milestone payment due upon (i) the exercise of a separate third-party option agreement, (ii) the issuance of the royalty to the previous royalty owner, and (iii) the assignment of the royalty to Vox.